UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02338

Allmerica Securities Trust

(Name of Registrant)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of Principal Executive Offices)

Sheila B. St. Hilaire, Trust Secretary

Allmerica Financial

440 Lincoln Street

Worcester, MA 01653

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (508) 855-1000

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2005

Item 1.	Reports to Stockholders

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Allmerica Securities Trust

Annual Report

December 31, 2005

Allmerica Financial

December 31, 2005

Annual Report

- Allmerica Securities Trust

AST

2005

ALLMERICA FINANCIAL®

Table of Contents

Trust Information	2

A Letter from the Chairman	3

Trust Overview	4

Expense Example	F-1

Financials	F-2

Regulatory Disclosures and Shareholder Information	F-16

Trust Information

Board of Trustees

John P. Kavanaugh, Chairman

P. Kevin Condron*

Jocelyn S. Davis*

Cynthia A. Hargadon*

Gordon Holmes*

Edward J. Parry III

Ranne P. Warner*

Officers

John P. Kavanaugh, President

Richard J. Litchfield, Vice President

Ann K. Tripp, Vice President

Donald P. Wayman, Vice President

Paul S. Bellany, Treasurer

Sheila B. St. Hilaire, Secretary

Investment Manager

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Registrar and Transfer, Dividend Disbursing and Reinvestment Agent

The Bank of New York

P.O. Box 11258

Church Street Station, New York, NY 10286

Administrator and Custodian

Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

*Independent Trustees

Independent Accountants

PricewaterhouseCoopers LLP

125 High Street, Boston, MA 02110

Legal Counsel

Ropes & Gray LLP

One International Place, Boston, MA 02110

Shareholder Inquiries May Be Directed To:

The Bank of New York Shareholder Relations Dept.

P.O. Box 11258

Church Street Station, New York, NY 10286

1-800-432-8224

2

A Letter from the Chairman

Dear Client:

The United States economy turned in another solid performance in 2005, but U.S. stock markets barely budged. GDP grew by an estimated 3.5% for the year and inflation remained well contained. Oil and natural gas prices skyrocketed after hurricanes ripped through refineries and pipelines along the Gulf Coast, threatening economic growth. These prices moved lower when it became apparent that the economy could withstand the effects of these natural disasters. The Federal Reserve Board raised short-term interest rates a full two percentage points during the period, in its continuing effort to combat inflation and maintain price stability. Employment growth continued, although hurricane related losses and layoffs at high-profile companies garnered many of the headlines. Despite a strong economy, U.S. stock markets did not fare as well as some in other parts of the world. For the year, the S&P 500® Index rose over 4%, while the Nasdaq Composite Index gained over 1%. The bond markets provided another year of positive returns, despite the Federal Reserve Board’s tightening moves. The Lehman Brothers Aggregate Bond Index was higher by more than 2%.

For the year, the Allmerica Securities Trust portfolio returned 1.91%, based on net asset value, and generated income supporting aggregate dividends of 55 cents per share.

On behalf of the Board of Trustees,

John P. Kavanaugh

Chairman of the Board

Allmerica Securities Trust

3

Allmerica Securities Trust

The Allmerica Securities Trust returned 1.91% for 2005, underperforming its benchmark, the Lehman Brothers U.S. Credit Index, which returned 1.96%.

The U.S. economy displayed amazing resilience, as it endured several major tests during the year. Real GDP increased about 3.5%, but the bond market’s reaction was remarkably tame, in light of the Federal Reserve Board’s on-going tightening policy. Long-term interest rates have remained extraordinarily well-behaved, with the ten year Treasury only 18 basis points higher, and the thirty year Treasury actually 27 basis points lower, than a year ago, resulting in a relatively flat yield curve. Corporate profits were robust in 2005, but the corporate bond market struggled. Much of this can be traced to the Auto sector and the well-publicized problems of Ford and GM, which detracted from performance during the period. The Trust holds the credit arms of these firms, which the Investment Manager believes are ultimately a less risky exposure to the sector. The Trust also owned two Canadian paper companies, Tembec and Domtar, whose performance was hurt by the strength of the Canadian dollar. Among the better performers in the period were MBNA, which was acquired by Bank of America during the year, JC Penney, Goldman Sachs, JP Morgan Chase and the Energy sector holdings.

The Investment Manager believes that the fixed income market will remain in bear territory during 2006 and that the Lehman Brothers Aggregate Bond Index total return will likely fall in the 4.0% to 5.0% range. Credits that the Investment Manager believe have further upside potential based on fundamental analysis, include Safeway, Kroger, Sprint/Nextel and Morgan Stanley.

The comments above are based on information provided by the Investment Manager for the period indicated.

Investment Manager	About the Trust
Opus Investment Management, Inc.	Seeks to generate a high rate of current income for distribution to shareholders.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Allmerica Securities Trust	1.91%	4.95%	5.88%

Lehman Brothers U.S. Credit Index	1.96%	7.11%	6.46%
Lipper Corporate Debt Funds BBB-Rated Average	1.97%	6.49%	5.96%

Historical Performance

	Total Return on Net Asset Value	Total Return on Market Value
2001	4.96%	6.00%

2002	5.91%	2.11%
2003	6.70%	9.38%

2004	5.36%	5.93%
2005	1.91%	(1.16)%

The Lehman Brothers U.S. Credit Index is an unmanaged index of publicly issued, fixed-rate, non-convertible investment grade corporate debt. The Lipper Corporate Debt Funds BBB-Rated Average is a non-weighted average of funds within the corporate debt funds BBB-rated investment objective.

4

ALLMERICA SECURITIES TRUST

EXPENSE EXAMPLE 12/31/05 (Unaudited)

As a shareholder of Allmerica Securities Trust (“Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Trust and to compare these expenses with the ongoing expenses of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing expenses only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/05	Ending Account Value 12/31/05	Annualized Expense Ratio	Expenses Paid During Period* (July 1 to December 31, 2005)
Allmerica Securities Trust
Actual	$1,000.00	$995.30	0.72%	$3.62
Hypothetical (5% return before expenses)	1,000.00	1,028.84	0.72%	3.68

*	Expenses are calculated using the Trust’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS • December 31, 2005

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (f) - 0.2%
	Freddie Mac - 0.2%
$38,821	5.00%, 05/15/21	NR	$38,761
94,590	6.00%, 10/15/07	NR	95,146

			133,907

	Total U.S. Government Agency
	Mortgage-Backed Obligations (Cost $139,631)		133,907

U.S. GOVERNMENT OBLIGATIONS - 4.3%
	U.S. Treasury Bond - 2.9%
1,145,000	5.38%, 02/15/31	NR	1,286,157
270,000	6.25%, 08/15/23	NR	322,418
705,000	8.00%, 11/15/21	NR	971,275

			2,579,850

	U.S. Treasury Note - 1.4%
250,000	2.63%, 05/15/08	NR	240,156
460,000	4.00%, 02/15/15	NR	445,984
495,000	4.38%, 08/15/12	NR	494,942

			1,181,082

	Total U.S. Government Obligations (Cost $3,764,772)		3,760,932

CORPORATE NOTES AND BONDS - 77.1%
	Auto Manufacturers - 2.4%
450,000	DaimlerChrysler North America Holding Corp.
	6.50%, 11/15/13	A3	471,172
500,000	DaimlerChrysler North America Holding Corp.
	7.30%, 01/15/12	A3	539,503
500,000	DaimlerChrysler North America Holding Corp.
	8.50%, 01/18/31	A3	605,008
500,000	General Motors Acceptance Corp.
	7.00%, 02/01/12	Ba1	453,463

			2,069,146

	Banks - 8.8%
880,000	Bank of America Corp.
	4.88%, 09/15/12	Aa2	873,887
500,000	Bank of America Corp.
	5.25%, 12/01/15	Aa3	501,018
1,000,000	Bank of New York Co., Inc.
	6.38%, 04/01/12	A1	1,069,766
500,000	Firstar Bank
	7.13%, 12/01/09	Aa2	539,444
450,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	Aa3	432,067
450,000	Marshall & Ilsley Corp.
	4.38%, 08/01/09	A1	441,929
420,000	National City Bank of Indiana
	4.88%, 07/20/07	Aa3	420,157
$350,000	PNC Funding Corp.
	6.13%, 02/15/09	A3	$361,223
125,000	Suntrust Banks, Inc.
	7.75%, 05/01/10	A1	138,303
500,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa2	501,974
475,000	Wachovia Bank N.A.
	4.85%, 07/30/07	Aa2	474,876
450,000	Wells Fargo & Co.
	5.13%, 09/01/12	Aa2	452,768
1,000,000	Zions Bancorporation
	5.50%, 11/16/15	Baa1	1,007,383
440,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	450,900

			7,665,695

	Chemicals - 0.8%
200,000	Du Pont (E.I.) De Nemours and Co.
	8.25%, 09/15/06	Aa3	204,634
500,000	Praxair, Inc.
	6.63%, 10/15/07	A3	515,802

			720,436

	Cosmetics & Personal Care - 2.2%
500,000	Kimberly-Clark Corp.
	7.10%, 08/01/07	Aa2	517,306
300,000	Procter & Gamble Co.
	4.75%, 06/15/07	Aa3	300,286
1,000,000	Procter & Gamble Co.
	8.50%, 08/10/09	Aa3	1,121,889

			1,939,481

	Diversified Financial Services - 15.9%
500,000	American Express Co.
	3.75%, 11/20/07	A1	490,808
580,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	569,397
725,000	Capital One Bank
	4.88%, 05/15/08	Baa2	722,049
1,900,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	1,869,011
500,000	Citifinancial
	6.75%, 07/01/07	Aa1	513,267
460,000	Ford Motor Credit Co.
	6.50%, 01/25/07	Baa3	445,036
400,000	Ford Motor Credit Co.
	6.88%, 02/01/06	Baa3	399,140
825,000	Ford Motor Credit Co.
	7.25%, 10/25/11	Baa3	712,681
500,000	General Electric Capital Corp.
	8.75%, 05/21/07	Aaa	526,140
450,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	436,841
450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	462,905

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • December 31, 2005

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
	Diversified Financial Services (continued)
$500,000	Household Finance Corp.
	8.00%, 07/15/10	A1	$557,788
425,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	443,928
110,870	Jones (Edward D.) & Co., LP (a) (b)
	7.95%, 04/15/06	NR	111,781
900,000	JPMorgan Chase & Co.
	5.25%, 05/01/15	A1	895,128
500,000	Lehman Brothers Holdings, Inc.
	4.00%, 01/22/08	A1	491,719
605,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa1	600,273
350,000	MBNA Corp., MTN
	6.25%, 01/17/07	Baa2	353,986
85,000	MBNA Corp., MTN
	7.50%, 03/15/12	Baa2	95,738
1,630,000	Morgan Stanley
	4.75%, 04/01/14	A1	1,563,279
495,000	Morgan Stanley
	6.60%, 04/01/12	Aa3	532,060
550,000	Pitney Bowes Credit Corp.
	8.55%, 09/15/09	Aa3	614,133
500,000	Toyota Motor Credit Corp.
	5.50%, 12/15/08	Aaa	509,273

			13,916,361

	Electric - 4.5%
505,000	Centerpoint Energy, Inc.
	5.88%, 06/01/08	Ba1	511,824
375,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	A1	372,557
425,000	Detroit Edison Co.
	6.13%, 10/01/10	A3	443,330
563,466	East Coast Power LLC
	7.07%, 03/31/12	Baa3	583,869
450,000	FirstEnergy Corp.
	6.45%, 11/15/11	Baa3	476,999
500,000	FirstEnergy Corp.
	7.38%, 11/15/31	Baa3	589,985
450,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa1	465,732
450,000	TXU Energy Co.
	7.00%, 03/15/13	Baa2	479,549

			3,923,845

	Environmental Control - 1.1%
450,000	Allied Waste North America
	6.50%, 11/15/10	B2	445,500
500,000	Allied Waste North America
	8.50%, 12/01/08	B2	525,000

			970,500

	Food - 4.7%
1,500,000	Delhaize America, Inc.
	8.13%, 04/15/11	Ba1	1,635,101
296,000	General Mills, Inc.
	6.00%, 02/15/12	Baa2	309,778
$470,000	Kroger Co.
	5.50%, 02/01/13	Baa2	$463,959
350,000	Kroger Co.
	6.38%, 03/01/08	Baa2	357,134
450,000	Safeway, Inc.
	6.50%, 03/01/11	Baa2	465,979
830,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	879,142

			4,111,093

	Forest Products & Paper - 1.6%
1,000,000	Georgia-Pacific Group
	7.25%, 06/01/28	Ba2	886,250
500,000	International Paper Co.
	5.50%, 01/15/14	Baa2	491,412

			1,377,662

	Health Care - Products - 0.2%
120,000	Johnson & Johnson
	6.73%, 11/15/23	Aaa	143,530

	Home Builders - 1.7%
920,000	D.R. Horton, Inc.
	5.00%, 01/15/09	Ba1	907,640
500,000	Pulte Homes, Inc.
	8.13%, 03/01/11	Baa3	550,679

			1,458,319

	Lodging - 2.0%
900,000	Harrah’s Operating Co., Inc.
	5.75%, 10/01/17	Baa3	875,966
500,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	512,688
350,000	Park Place Entertainment Corp.
	8.13%, 05/15/11	Ba1	386,312

			1,774,966

	Media - 4.9%
550,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	585,464
270,000	Belo Corp.
	8.00%, 11/01/08	Baa3	286,819
450,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa2	455,455
505,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa3	541,095
700,000	Echostar DBS Corp.
	5.75%, 10/01/08	Ba3	686,000
500,000	News America Holdings, Inc.
	7.38%, 10/17/08	Baa3	527,828
300,000	Time Warner Cos., Inc.
	7.57%, 02/01/24	Baa1	327,226
850,000	Time Warner Entertainment Co.
	7.25%, 09/01/08	Baa1	889,681

			4,299,568

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • December 31, 2005

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
	Metal Fabricate & Hardware - 1.2%
$1,000,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	$1,012,181

	Oil & Gas - 5.0%
900,000	Atmos Energy Corp.
	4.00%, 10/15/09	Baa3	863,121
944,908	Caithness Coso Funding Corp. (c)
	5.49%, 06/15/19	Baa3	937,576
450,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	492,226
450,000	Devon Financing Corp.
	7.88%, 09/30/31	Baa2	571,815
500,000	Enterprise Products Operating, LP
	5.00%, 03/01/15	Baa3	476,292
600,000	Texaco Capital, Inc.
	8.25%, 10/01/06	Aa3	611,090
400,000	XTO Energy, Inc.
	7.50%, 04/15/12	Baa3	447,428

			4,399,548

	Packaging & Containers - 3.1%
1,750,000	Packaging Corp. of America
	5.75%, 08/01/13	Ba1	1,718,638
970,000	Sealed Air Corp. (c)
	5.63%, 07/15/13	Baa3	962,876

			2,681,514

	Pharmaceuticals - 4.1%
500,000	AmerisourceBergen Corp. (c)
	5.88%, 09/15/15	Ba2	504,375
750,000	Lilly (Eli) & Co.
	7.13%, 06/01/25	Aa3	902,564
710,000	Medco Health Solutions, Inc.
	7.25%, 08/15/13	Ba1	779,946
1,000,000	Mylan Laboratories, Inc. (c)
	5.75%, 08/15/10	Ba1	1,001,250
330,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	400,712

			3,588,847

	Pipelines - 1.1%
500,000	Gulfstream Natural Gas System LLC (c)
	5.56%, 11/01/15	Baa2	504,628
500,000	Magellan Midstream Partners
	5.65%, 10/15/16	Ba1	503,968

			1,008,596

	Retail - 4.9%
595,000	Home Depot, Inc.
	3.75%, 09/15/09	Aa3	574,097
500,000	J.C. Penney Co., Inc.
	7.38%, 08/15/08	Ba1	525,597
900,000	J.C. Penney Co., Inc.
	7.95%, 04/01/17	Ba1	1,045,386
$450,000	Kroger Co. (The)
	6.20%, 06/15/12	Baa2	$461,021
1,000,000	Safeway, Inc.
	7.25%, 02/01/31	Baa2	1,079,078
450,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	574,197

			4,259,376

	Savings & Loans - 1.0%
455,000	Washington Mutual Bank FA
	5.50%, 01/15/13	A3	462,103
450,000	Washington Mutual, Inc.
	4.38%, 01/15/08	A3	444,626

			906,729

	Telecommunications - 3.1%
500,000	BellSouth Corp.
	6.88%, 10/15/31	A2	548,855
500,000	Nextel Communications, Inc.
	5.95%, 03/15/14	Baa2	502,619
400,000	SBC Communications, Inc.
	5.10%, 09/15/14	A2	390,753
680,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa2	699,251
120,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa2	131,123
450,000	Verizon Florida, Inc.
	6.13%, 01/15/13	A1	454,562

			2,727,163

	Transportation - 2.8%
900,000	CSX Transportation, Inc.
	6.30%, 03/15/12	Baa2	956,462
189,000	CSX Transportation, Inc.
	9.75%, 06/15/20	Baa2	258,031
261,000	Norfolk Southern Corp.
	9.75%, 06/15/20	Baa1	365,493
255,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	245,613
380,000	Union Pacific Corp.
	6.50%, 04/15/12	Baa2	408,711
250,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	258,198

			2,492,508

	Total Corporate Notes and Bonds (Cost $ 67,106,323)		67,447,064

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) - 4.8%
1,000,000	American Airlines, Inc., Pass-Through Trust, Series 1991 - C2 9.73%, 09/29/14	Caa2	744,230

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • December 31, 2005

Par Value		Moody’s Ratings (Unaudited)	Value (Note 2)
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) (continued)
$150,000	Capital One Auto Finance Trust, Series 2003-A, Class A4A
	2.47%, 01/15/10	Aaa	$147,307
780,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1,
	Class A2, CMO
	4.72%, 11/11/35	Aaa	764,584
250,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 07/15/31	Aaa	264,564
710,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, CMO
	6.27%, 12/10/35	Aaa	752,069
500,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D, CMO
	6.94%, 07/13/30	Aaa	510,400
750,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (d)
	4.74%, 11/13/36	AAA	733,741
300,000	Citibank Credit Card Issuance Trust, Series 2000-A3
	6.88%, 11/16/09	Aaa	311,090

	Total Asset-Backed and Mortgage-Backed Securities (Cost $ 4,593,993)		4,227,985

FOREIGN GOVERNMENT OBLIGATIONS (g) - 2.3%
450,000	Province of British Columbia
	5.38%, 10/29/08	Aa1	457,692
550,000	Province of Manitoba
	4.25%, 11/20/06	Aa2	547,877
500,000	Province of Quebec
	6.13%, 01/22/11	A1	528,522
450,000	Province of Quebec
	7.00%, 01/30/07	A1	460,311

	Total Foreign Government Obligations (Cost $ 1,962,350)		1,994,402

FOREIGN BONDS (g) - 9.5%
790,000	Royal Bank of Scotland Group, Plc
	4.70%, 07/03/18	Aa3	753,299
890,000	Domtar, Inc.
	5.38%, 12/01/13	Ba2	709,775
450,000	Norske Skog Canada, Ltd.
	7.38%, 03/01/14	Ba3	393,750
435,000	Stora Enso Oyj
	7.38%, 05/15/11	Baa1	468,709
230,000	Tembec Industries, Inc.
	8.50%, 02/01/11	B3	127,650
355,000	Canadian Pacific Ltd.
	9.45%, 08/01/21	Baa2	502,927
$700,000	British Sky Broadcasting Group, Plc
	7.30%, 10/15/06	Baa2	$711,327
500,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa2	612,763
375,000	Burlington Resources Finance Co.
	7.40%, 12/01/31	Baa1	474,591
500,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	622,973
450,000	British Telecom, Plc (e)
	8.38%, 12/15/10	Baa1	512,262
900,000	Telecom Italia Capital SA
	5.25%, 10/01/15	Baa2	874,153
500,000	Telus Corp.
	7.50%, 06/01/07	Baa2	516,317
500,000	Vodafone Group, Plc
	6.25%, 11/30/32	A2	526,486
450,000	Canadian Pacific Railroad
	5.75%, 03/15/33	Baa2	466,643

	Total Foreign Bonds (Cost $ 8,181,564)		8,273,625

Shares
INVESTMENT COMPANY - 0.4%
354,632	Marshall Money Market Fund	NR	354,632

	Total Investment Company (Cost $ 354,632)		354,632

Total Investments - 98.6% (Cost $86,103,265)			86,192,547

Net Other Assets and Liabilities - 1.4%			1,264,325

Total Net Assets - 100.0%			$87,456,872

(a)	Security is valued by management (Note 2).

(b)	Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At December 31, 2005, these securities amounted to $111,781 or 0.1% of net assets (Notes 2 and 5).

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At December 31, 2005, these securities amounted to $3,910,705 or 4.5% of net assets.

(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

(e)	Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(f)	Pass Through Certificates.

(g)	U.S. currency denominated.

CMO Collateralized Mortgage Obligation (Pay Through Certificate)

MTN Medium Term Note

NR	Not Rated

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • December 31, 2005

OTHER INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Ratings

(Unaudited)

Aaa	5.1%
Aa	15.9%
A	19.4%
Baa	36.9%
Ba	14.7%
B	1.3%
Caa	0.9%
NR (Not Rated)	5.0%

99.2%

S&P Ratings

(Unaudited)

AAA	0.8%

Major Class Concentration of Investments

as a Percentage of Net Assets*:

Corporate Notes And Bonds	77.1%
Foreign Bonds	9.5
Asset-Backed And Mortgage-Backed Securities	4.8
U.S. Government Obligations	4.3
Foreign Government Obligations	2.3
Investment Companies	0.4
U.S. Government Agency Mortgage-Backed Obligation	0.2
Net Other Assets and Liabilities	1.4

Total	100.0%

*	Not part of the financial statements; therefore not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES • December 31, 2005

ASSETS:
Investments:
Investments at cost	$86,103,265
Net unrealized appreciation	89,282

Total investments at value†	86,192,547
Cash	6,563
Interest receivable	1,334,281

Total Assets	87,533,391

LIABILITIES:
Management fee payable	35,188
Trustees’ fees and expenses payable	4,507
Accrued expenses and other payables	36,824

Total Liabilities	76,519

NET ASSETS	$87,456,872

NET ASSETS consist of:
Par Value	$8,592,306
Paid-in capital	88,089,385
Distribution in excess of net investment income	(862,787)
Accumulated net realized loss	(8,451,314)
Net unrealized appreciation	89,282

TOTAL NET ASSETS	$87,456,872

Shares of beneficial interest outstanding (10,000,000 authorized shares with par value of $1.00)	8,592,306
NET ASSET VALUE
Per share	$10.179

MARKET VALUE (closing price on New York Stock Exchange)
Per share	$9.07

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

STATEMENT OF OPERATIONS • For the Year Ended December 31, 2005

INVESTMENT INCOME
Interest	$4,893,964
Securities lending income	7,865

Total investment income	4,901,829

EXPENSES
Management fees	401,671
Custodian and Fund accounting fees	80,516
Transfer agent fees	62,541
Legal fees	21,368
Audit fees	17,845
Trustees’ fees and expenses	16,592
Reports to shareholders	21,749
New York Stock Exchange fees	25,000

Total expenses	647,282

NET INVESTMENT INCOME	4,254,547

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments sold	(606,526)
Net change in unrealized appreciation (depreciation) of investments	(2,455,355)

NET REALIZED LOSS ON INVESTMENTS	(3,061,881)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,192,666

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended December 31,
	2005	2004
NET ASSETS at beginning of year	$90,989,974	$91,458,225

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	4,254,547	4,275,738
Net realized loss on investments sold	(606,526)	(65,308)
Net change in unrealized appreciation (depreciation) of investments	(2,455,355)	25,606

Net increase in net assets resulting from operations	1,192,666	4,236,036

Distributions To Shareholders From Net Investment Income	(4,725,768)	(4,704,287)

Total decrease in net assets	(3,533,102)	(468,251)

NET ASSETS at end of year	$87,456,872	$90,989,974

Distribution in excess of net investment income	$(862,787)	$(756,837)

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year

	Year ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, beginning of year	$10.590	$10.644	$10.572	$10.565	$10.866

Income from Investment Operations:
Net investment income	0.495	0.498	0.486	0.565	0.673 (1)
Net realized and unrealized gain (loss) on investments	(0.356)	(0.004)	0.151	0.027	(0.209)

Total from investment operations	0.139	0.494	0.637	0.592	0.464

Less Distributions:
Dividends from net investment income	(0.550)	(0.548)	(0.565)	(0.585)	(0.729)
Return of capital	—	—	—	—	(0.036)

Total distributions	(0.550)	(0.548)	(0.565)	(0.585)	(0.765)

Net increase (decrease) in net asset value	(0.411)	(0.054)	0.072	0.007	(0.301)

Net Asset Value, end of year	$10.179	$10.590	$10.644	$10.572	$10.565

Market Value, end of year	$9.07	$9.74	$9.75	$9.45	$9.83

Total Return on Market Value, end of year	(1.16)%	5.93%	9.38%	2.11%	6.00%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$87,457	$90,990	$91,458	$90,834	$90,774
Ratios to average net assets:
Net investment income	4.76%	4.70%	4.56%	5.38%	6.23%
Operating expenses	0.72%	0.76%	0.68%	0.86%	0.79%
Management fee	0.45%	0.45%	0.44%	0.45%	0.50%
Portfolio turnover rate	29%	32%	98%	79%	128%

(1)	Computed using average shares throughout the period.

See Notes to Financial Statements.

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION

Allmerica Securities Trust (the “Trust”) was organized as a Massachusetts business trust on June 30, 1986, and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

At December 31, 2005, one security with a value of $111,781 or 0.1% of net assets was valued by management under the direction of the Board of Trustees.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Trust from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

For the year ended December 31, 2005, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included of non-governmental issuers, for the portfolio are as follows:

Purchases		Sales
Government	Non-Government	Government	Non-Government
$6,773,334	$19,119,382	$3,630,499	$22,613,994

Federal Income Taxes: The Trust intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

For federal income tax purposes, the aggregate cost of investment securities owned at December 31, 2005, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on investment securities owned at December 31, 2005, are as follows:

Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
$875,145	$(1,689,710)	$(814,565)	$87,007,112

As of December 31, 2005, the components of distributable earnings (excluding unrealized appreciation disclosed above) on a tax basis consisted of undistributed ordinary income, undistributed long-term capital gains, undistributed short-term capital gains and capital loss carryforwards for the portfolio is as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Short-Term Capital Gains	Capital Loss Carryforwards
$28,176	$—	$—	$8,076,934

For the year ended December 31, 2005, the Portfolio has elected to defer capital losses attributable to Post-October capital losses are as follows:

Capital Losses
$361,496

During the two year ended December 31, 2005 and December 31, 2004, respectively, the tax character of distributions paid for ordinary income and long-term capital gain, for the portfolio are as follows:

December 31, 2005		December 31, 2004
Distributions Paid from Ordinary Income	Long-Term Capital Gain	Distributions Paid from Ordinary Income	Long-Term Capital Gain
$4,725,768	$—	$4,704,287	$—

At December 31, 2005, the Portfolio had capital loss carryforwards which expire as follows:

2008	2009	2010	2011	2012	2013
$1,365,128	$2,362,884	$2,513,063	$—	$1,232,756	$603,103

Distributions to Shareholders: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in both the timing of the recognition of gains or losses, including “Post-October Losses,” paydown gains/losses on certain securities, capital loss carryforwards and differing treatments for the amortization of premium and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

Securities Lending: The Trust, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. The Trust receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan.

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

Collateral received is generally cash, and is invested in short-term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the securities loaned and the collateral held at period end is included in footnotes at the end of the Trust’s portfolio of investments.

Expenses: Most expenses of the Trust can be directly attributable to the Trust. Expenses which cannot be directly attributable to the Trust are allocated based upon relative net assets among the Trust and one other affiliated registered investment company, Allmerica Investment Trust (comprised of nine separate portfolios).

Repurchase Agreements: The Trust may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy pursuant to guidelines established by the Trust’s Board of Trustees. The Trust requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust’s Custodian in a manner that is intended to enable the Trust to obtain those securities in the event of a counterparty default. The Investment Manager monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Trust’s ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.

3.	INVESTMENT MANAGEMENT AND OTHER RELATED PARTY TRANSACTIONS

Opus Investment Management, Inc. (“Opus”), a direct, wholly-owned subsidiary of Allmerica Financial Corporation (“Allmerica Financial”) serves as Investment Manager to the Trust. For these services, the Trust pays Opus an aggregate monthly compensation at the annual rate of (a) 3/10 of 1% of average net assets plus (b) 2 1/2% of the amount of interest income excluding amortization of premium and accretion of discount.

To the extent that normal operating expenses of the Trust, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the investment management fee, exceed 1.50% of the first $30,000,000 of the Trust’s average weekly net assets, and 1.00% of any excess of such value over $30,000,000, Opus will bear such excess expenses.

IBT performs fund administration, custodian, and fund accounting services for the Trust. IBT is entitled to receive a fee for these services, in addition to certain out-of-pocket expenses. Opus is solely responsible for the payment of the administration fee and the Trust pays the fees for the fund accounting and custodian services to IBT.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or the Investment Manager are reimbursed for their travel expenses in attending meetings of the Trustees and receive fees for their services. Such amounts are paid by the Trust.

4.	SHARES OF BENEFICIAL INTEREST

There are 10,000,000 shares of $1.00 par value common stock authorized. At December 31, 2005, First Allmerica Financial Life Insurance Company, an indirect, wholly-owned subsidiary of Allmerica Financial, the Trustees and the officers of the Trust owned in the aggregate 130,809 shares of beneficial interest.

5.	FOREIGN SECURITIES

The Trust may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

6.	RESTRICTED SECURITIES

At December 31, 2005, the Trust owned the following restricted security constituting 0.1% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The disposal of restricted securities may involve time-consuming negotiations and expense; a prompt sale at an acceptable price may be difficult. The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted security is as follows:

Issuer	Date of Acquisition	Par Amount	Cost at Acquisition	Value
Jones (Edward D.) & Co., LP	05/06/94	$110,870	$110,870	$111,781

7.	OTHER

The Trust’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust, in the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

ALLMERICA SECURITIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Allmerica Securities Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for Moody’s and S&P Ratings and Major Class Concentration of Investments table), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Allmerica Securities Trust (hereafter referred to as the “Trust”) at December 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2006

ALLMERICA SECURITIES TRUST

BOARD OF TRUSTEES At December 31, 2005 (Unaudited)

Name, Address and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years(2)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
P. Kevin Condron (60)	Trustee, Member of the Audit Committee, Fund Operations Committee, Governance Committee and Investment Operations Committee	Indefinite Served Since 1997	President and Chief Executive Officer, The Granite Group (wholesale plumbing and heating), 1997-present.	11	Director, Banknorth Group.

Jocelyn S. Davis (52)	Trustee, Member of the Audit Committee, Fund Operations Committee, Governance Committee and Investment Operations Committee	Indefinite Served Since 2001	President, Nelson Hart, LLC (consulting), 2002-present; Beers & Cutler (professional services), 2001-2002; Chief Financial Officer, AARP (non-profit), 1996-2001.	11	None

Cynthia A. Hargadon (50)	Trustee, Chairperson of the Fund Operations Committee, Member of the Audit Committee, Investment Operations Committee and Governance Committee	Indefinite Served Since 1997	Chief Investment Officer, North Point Advisors LLC (consulting), 2003-present; President, Hargadon Associates (asset management consulting), 2002-2003; President, Potomac Asset Management, Inc., 2000-2002; Director of Investments, National Automobile Dealers Association, 1999-2000.	11	Director, Wilshire Target Funds, 2001- present, Wilshire VIT Funds, 2004- present.*

Gordon Holmes (67)	Trustee, Chairman of the Audit Committee and Member of the Fund Operations Committee, Investment Operations Committee and Governance Committee	Indefinite Served Since 1991	Instructor at Bentley College, 1998- present; Certified Public Accountant; Retired Partner, Tofias, Fleishman, Shapiro & Co., P.C. (Accountants).	11	None

Ranne P. Warner (60)	Trustee, Chairman of the Governance Committee, Member of the Fund Operations Committee, Investment Operations Committee and Governance Committee	Indefinite Served Since 1991	President, Centros Properties, USA; Owner, Ranne P. Warner and Company; Blackston Exchange LLC (real estate) 2001-present.	11	Director, Wainwright Bank & Trust Co. (commercial bank)

*	The number of funds overseen by Ms. Hargadon at Wilshire Target Funds and Wilshire VIT Funds is five (5) and seven (7), respectively.

** John P. Kavanaugh (51)	Chairman, Trustee and President, Chairman of the Investment Operations Committee	1 Year Term Indefinite Term as Trustee Served Since 1995	President, Opus Investment Management, Inc.. (“OIM ”); Vice President, Director, Chief Investment Officer, First Allmerica Financial Life Insurance Company (“First Allmerica”) and Allmerica Financial Life Insurance and Annuity Company (“Allmerica Financial Life”).	11	None

** Edward J. Parry, III (46)	Trustee, Member of the Investment Operations Committee	1 Year Term Served Since 2004	Executive Vice President, Director, Chief Financial Officer, Allmerica Financial Corporation, First Allmerica and Allmerica Financial Life.	11	None

**	Messrs. Kavanaugh and Parry are “interested persons”, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), of the Trust and of Allmerica Financial Corporation (“AFC”) because of their affiliations with AFC.

(1)	The business address of each person is 440 Lincoln Street, Worcester, Massachusetts 01653.

(2)	Except as otherwise noted, each individual has held the office indicated or other offices in the same organization for the last five years.

ALLMERICA SECURITIES TRUST

REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report is authorized for distribution to existing shareholders of Allmerica Securities Trust (the “Trust”).

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

During the most recent 12-month period ended June 30, the Trust did not vote proxies relating to its portfolio securities because the Trust invests exclusively in non-voting securities.

The Trust has submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Trust’s principal executive officer certified that he was not aware of any violation by the Trust of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust’s disclosure controls and procedures and internal control over financial reporting, as applicable.

SHAREHOLDER TAX INFORMATION (Unaudited)

The portion of the Trust dividends that was derived from U.S. Government obligations in 2005 and may be exempt from state income taxation is 6.74%. The states of California, Connecticut, and New York have exclusionary provisions; however, each of these states has a threshold requirement that must be met before the exclusion applies. During 2005, the level of exempt income did not meet these thresholds and the exclusion did not apply.

Certain states also require, for intangible tax reporting purposes, the reporting of the percentage of assets invested in either state specific or state specific and federal obligations. The percentage applicable to the states of Florida and Kansas is 0%. The percentage applicable to the state of West Virginia, which is only for amounts invested in West Virginia obligations, is 0%.

SHAREHOLDER INFORMATION (Unaudited)

Automatic Dividend Investment Plan: As a shareholder, you may participate in the Trust’s Automatic Dividend Investment Plan. Under the plan, dividends and other distributions are automatically invested in additional full and fractional shares of the Trust to be held on deposit in your account. Such dividends and other distributions are invested at the net asset value if lower than market price plus brokerage commission or, if higher, at the market price plus brokerage commission. You will receive a statement after each payment date for a dividend or other distribution that will show the details of the transaction and the status of your account. You may terminate or rejoin at any time.

Cash Investment Plan: The cash investment plan provides a systematic, convenient and inexpensive means to increase your investment in the Trust by putting your cash to work. The plan permits you to invest amounts ranging from $25 to $1,000 in any one month to purchase additional shares of the Trust. Regular monthly investment is not required.

Your funds are consolidated with funds of other participants to purchase shares. Shares are purchased in bulk and you realize the commission savings. You pay only a service charge of $1.00 per transaction and your proportionate share of the brokerage commission.

Your account will be credited with full and fractional shares purchased. Following each investment, you will receive a statement showing the details of the transaction and the current status of the account. The plan is voluntary and you may terminate at any time.

Investment Manager: Opus Investment Management, Inc.

Portfolio Manager: Ann K. Tripp

ALLMERICA SECURITIES TRUST

SHAREHOLDER INFORMATION (Unaudited) (Continued)

Investment Objectives: The Trust’s primary investment objective is to provide a high rate of current income, with capital appreciation as a secondary objective.

(There is no guarantee that the Trust will achieve its investment objectives and an investor in the Trust could lose money.)

Principal Investment Policies: The Trust seeks to achieve its objectives by investing in various types of fixed income securities with an emphasis on corporate debt obligations. Examples of the types of securities in which the Trust invests are corporate bonds, notes and debentures; mortgage-backed and asset-backed securities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and money market instruments. The Trust may invest up to 30% of its assets in high yield securities or “junk bonds” rated below investment grade but at least B- or higher by Moody’s Investors Services or Standard & Poor’s Rating Services or similar rating organizations, and in unrated securities determined by the Investment Manager to be of comparable quality. The Trust may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities. The Trust may invest in securities with relatively long maturities as well as securities with shorter maturities.

Securities issued by some U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), are not backed by the full faith and credit of the U.S. Government. No assurances can be given that the U.S. Government would provide financial support to a U.S. Government-sponsored instrumentality if not obligated to do so.

Principal Risks of investing in the Trust:

•	Company Risk means that investments in a company often fluctuate based on factors such as earnings, changes in management or products or potential for takeovers or acquisition.

•	Credit Risk is the risk that a fixed income security will not be able to pay interest and principal. “Junk bonds,” for example, have a high level of credit risk.

•	Foreign Investment Risk involves risks relating to political, social and economic developments abroad.

•	Interest Rate Risk means that, when interest rates rise, the prices of fixed income securities will generally fall and, when interest rates fall, the prices of fixed income securities will generally rise.

•	Investment Management Risk is the risk that a fund does not achieve its investment objective despite the investment strategies used by the Investment Manager.

•	Liquidity Risk is the risk that the Trust will not be able to sell a security at a reasonable price because the security is not traded on a regular basis.

•	Market Risk is the risk that the price of a security will fall due to changes in economic, political or market conditions.

•	Prepayment Risk means that the Trust may lose future interest income when a decline in interest rates causes homeowners to prepay their mortgage loans.

440 Lincoln Street, Worcester, MA 01653, Phone 508-855-1000, Fax 508-853-6332, www.allmerica.com

THE ALLMERICA COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc. • VeraVest Investments, Inc.

Allmerica Financial Life Insurance and Annuity Company • First Allmerica Financial Life Insurance Company

AR-AST (12/05)	05-0141

Item 2.	Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial/principal accounting officer.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Gordon Holmes, who is an “independent” Trustee (as such term is defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)), qualifies as an “audit committee financial expert” (as such term has been defined in the SEC Regulations).

The SEC has stated that the designation or identification of a person as an audit financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

	Audit Fees	Types of Services	Percentage of Services Approved by the Audit Committee under the De Minimus Exception (defined below)
2005	$29,000		—
2004	$27,000		—

	Audit-Related Fees
2005	$0		0%
2004	$0		0%

	Tax Fees
2005	$2,500	Tax return review	0%
2004	$3,500	Tax return review	0%

	All Other Fees
2005	$0		0%
2004	$0		0%

All fees disclosed above under the captions “Audit-Related Fees,” “Tax Fees,” and “All Other Fees” represent fees billed for services that were required to be pre-approved, and which were so pre-approved, by the registrant’s Audit Committee in accordance with the Audit Committee’s Policy for Pre-Approval of Services Provided by Independent Auditors.

For the last two fiscal years of the registrant, the independent accountants billed aggregate non-audit fees in the following amounts to the registrant and Opus Investment Management, Inc. (“Opus”), the Trust’s investment adviser:

2005	$2,500
2004	$3,500

The registrant’s Audit Committee has determined that the provision by the registrant’s independent accountants of non-audit services that were rendered to Opus and that were not pre-approved by the Audit Committee were compatible with maintaining the independence of such accountants.

The following table presents fees billed by the registrant’s independent accountants for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees	Percentages of services approved by Audit Committee
2005	$0	$0	$0	$0	—
2004	$0	$0	$0	$0	—

The Audit Committee has adopted certain policies and procedures for pre-approval of services provided by the independent accountants. On an annual basis, certain types of recurring audit, audit-related and other services are pre-approved by the Committee, including, among other things, the list of required audits and projects presented by the independent accountants; consultation and advisory services related to accounting/reporting and risk management/control matters provided in the normal course of business; and assistance with SEC and other regulatory filings and tax services incurred in the normal course of business. This pre-approval will occur concurrently with the approval of the annual audit fees and will apply to all individual projects meeting the criteria discussed above and which are expected to result in total fees less than $400,000. For individual projects outside the scope of the fiscal year audits and tax return filings expected to be $25,000 or greater, specific pre-approval will be necessary.

Pre-approvals for all other services will occur if and when the need for any such services arises. This pre-approval will be initiated by AFIMS and will be requested from the Chairman or, in the event the Chairman is unavailable, any other member of the Audit Committee. Any services approved by the Chairman, or other Audit Committee member, at any time other than during an Audit Committee meeting will be reported to the full Audit Committee at the next regularly scheduled meeting. Expenses permitted under Rule 2-01(c)(7)(i)(C) of Regulation S-X (the “De Minimis Exception”) will not require pre-approval.

Item 5.	Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Gordon Holmes (Chairman), P. Kevin Condron, Jocelyn S. Davis, Cynthia A. Hargadon and Ranne P. Warner.

Item 6.	Schedule of Investments

The schedule referenced in this Item 6 of Form N-CSR is included as part of the report to shareholders filed under Item 1 of Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable. (The registrant invests exclusively in non-voting securities.)

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Investment Adviser:

Opus Investment Management, Inc. (“OIM”)

Portfolio Manager:

Ann K. Tripp

Business Experience during the Past 5 Years:

Vice President, OIM, 1993-present; Vice President, First Allmerica Financial Life Insurance Company.

Number of Accounts Managed by Category	Total Assets	Material Conflicts of Interest	Compensation Structure and method used to determine	Ownership of Fund Shares
Registered Investment		(1)	(2)	None
Companies: 3	$524 million
Other Pooled Investment
Vehicles: 0
Other accounts: 12	$232 million

(1)	Opus is not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments and the investments of the other accounts included above.

(2)	Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of stock options. Cash bonus compensation is variable and determined based on investment metrics and subjective metrics set out at the onset of the year. Some investment metrics include: total rate of return of unaffiliated portfolios, net investment income targets, new money yield targets and portfolio book yield targets and default targets for affiliated portfolios. Contribution to our overall investment process is also an important consideration as well. Sharing ideas with other portfolio managers and research analysts, working effectively with and mentoring less seasoned members of the team and being good corporate citizens are important components of our long term success are all highly valued.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holdings

Not Applicable

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not Applicable

Item 12.	Exhibits

(a) (1)	Code of Ethics that applies to the registrant’s principal executive officer and principal financial/principal accounting officer is attached as Exhibit 99.CODE.

(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERTB.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust

Date: February 28, 2006	By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 28, 2006	By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date: February 28, 2006	By:	/s/ Paul S. Bellany
Paul S. Bellany
Assistant Vice President and Treasurer
(Principal Accounting Officer and Principal Financial Officer)